ACCOUNTS RECEIVABLE, NET - Components of Accounts Receivable, Net (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,133	$ 2,362
Less: allowances for credit losses	(976)	(965)	$ (960)	$ (588)
Accounts receivable, net	157	1,397
Hotel [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	106	1,104
Other [Member]
Accounts Receivable [Line Items]
Accounts receivable, gross	$ 1,027	$ 1,258